Leases (Details) - Schedule of Operating Leases - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Schedule of Operating Leases [Abstract]
Operating cash flows from operating leases	$ 212	$ 158	$ 327	$ 313
Right-of-use assets exchanged for operating lease liabilities	$ 483	$ 15	$ 483	$ 624
Weighted average remaining lease term – operating leases (in years)	1 year 6 months	8 months 12 days	1 year 6 months	8 months 12 days
Weighted average discount rate – operating leases	8.50%	6.70%	8.50%	6.70%